Income taxes (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Total Income Taxes

Total income taxes

$ millions, for the year ended October 31	2018 (1)	2017	2016
Consolidated statement of income
Provision for current income taxes
Adjustments for prior years	$(39)	$(19)	$(44)
Current income tax expense	1,392	1,160	782
	1,353	1,141	738
Provision for deferred income taxes
Adjustments for prior years	32	6	13
Effect of changes in tax rates and laws	87	3	(11)
Origination and reversal of temporary differences	(50)	12	(22)
	69	21	(20)
	1,422	1,162	718
OCI	42	166	(263)
Total comprehensive income	$1,464	$1,328	$455

(1)

Excludes loss carryforwards that were recognized directly in retained earnings relating to foreign exchange translation amounts on CIBC’s net investment in foreign operations. These amounts were previously reclassified to retained earnings as part of our transition to IFRS in 2012.

Components of Income Tax

Components of income tax

$ millions, for the year ended October 31	2018	2017	2016
Current income taxes
Federal	$686	$683	$394
Provincial	467	451	259
Foreign	188	127	45
	1,341	1,261	698
Deferred income taxes
Federal	54	52	(129)
Provincial	36	33	(89)
Foreign	33	(18)	(25)
	123	67	(243)
	$1,464	$1,328	$455

Reconciliation of Income Taxes

Reconciliation of income taxes

$ millions, for the year ended October 31	2018		2017		2016
Combined Canadian federal and provincial income tax rate applied to income before income taxes	$1,777	26.5%	$1,558	26.5%	$1,328	26.5%
Income taxes adjusted for the effect of:
Earnings of foreign subsidiaries	(220)	(3.3)	(137)	(2.3)	(152)	(3.0)
Tax-exempt income	(203)	(3.0)	(219)	(3.7)	(348)	(7.0)
Disposition	(1)	–	(26)	(0.4)	(76)	(1.5)
Changes in income tax rate on deferred tax balances	88	1.3	3	–	(11)	(0.2)
Impact of equity-accounted income	(29)	(0.4)	(25)	(0.4)	(24)	(0.5)
Other	10	0.1	8	0.1	1	– (1)
Income taxes in the consolidated statement of income	$1,422	21.2%	$1,162	19.8%	$718	14.3%

(1)	Due to rounding.

Sources of and Movement in Deferred Tax Assets and Liabilities

Deferred income taxes

Sources of and movement in deferred tax assets and liabilities

Deferred tax assets

$ millions, for the year ended October 31		Allowance for credit losses	Buildings and equipment	Pension and employee benefits	Provisions	Financial instrument revaluation	Tax loss carry- forwards (1)	Unearned income	Other	Total assets
2018	Balance at beginning of year under IAS 39	$245	$69	$559	$47	$124	$18	$105	$2	$1,169
	Impact of adopting IFRS 9 at November 1, 2017	7	–	–	–	20	–	–	–	27
	Balance at beginning of year under IFRS 9	252	69	559	47	144	18	105	2	1,196
	Recognized in net income	31	(53)	(45)	(31)	(60)	20	22	–	(116)
	Recognized in OCI	1	–	(87)	–	(1)	–	–	–	(87)
	Other (2)	14	(4)	10	–	(17)	–	(2)	–	1
	Balance at end of year	$298	$12	$437	$16	$66	$38	$125	$2	$994
2017	Balance at beginning of year	$227	$88	$520	$31	$25	$70	$115	$2	$1,078
	Recognized in net income	2	(14)	19	15	(26)	(49)	3	–	(50)
	Recognized in OCI	–	–	(49)	–	19	–	–	–	(30)
	Acquisitions	14	–	86	–	111	–	7	3	221
	Other (2)	2	(5)	(17)	1	(5)	(3)	(20)	(3)	(50)
	Balance at end of year	$245	$69	$559	$47	$124	$18	$105	$2	$1,169
2016	Balance at beginning of year	$208	$81	$353	$25	$2	$62	$101	$1	$833
	Recognized in net income	18	2	13	7	7	–	16	1	64
	Recognized in OCI	–	–	155	–	16	–	–	–	171
	Other (2)	1	5	(1)	(1)	–	8	(2)	–	10
	Balance at end of year	$227	$88	$520	$31	$25	$70	$115	$2	$1,078

Deferred tax liabilities
$ millions, for the year ended October 31		Intangible assets	Buildings and equipment	Pension and employee benefits	Goodwill	Financial instrument revaluation	Foreign currency	Other	Total liabilities
2018	Balance at beginning of year under IFRS 9 (3)	$(329)	$(52)	$(10)	$(93)	$(17)	$(1)	$30	$(472)
	Recognized in net income	53	–	3	1	3	–	(13)	47
	Recognized in OCI	–	–	(3)	–	(2)	–	13	8
	Other (2)	(11)	5	(1)	7	4	1	(24)	(19)
	Balance at end of year	$(287)	$(47)	$(11)	$(85)	$(12)	$–	$6	$(436)
2017	Balance at beginning of year	$(158)	$(45)	$(8)	$(88)	$(54)	$24	$1	$(328)
	Recognized in net income	(19)	(3)	1	(5)	36	–	19	29
	Recognized in OCI	–	–	(5)	–	(13)	–	2	(16)
	Acquisitions	(143)	(7)	–	–	–	–	–	(150)
	Other (2)	(9)	3	2	–	14	(25)	8	(7)
	Balance at end of year	$(329)	$(52)	$(10)	$(93)	$(17)	$(1)	$30	$(472)
2016	Balance at beginning of year	$(124)	$(49)	$(13)	$(81)	$(29)	$(38)	$(20)	$(354)
	Recognized in net income	(33)	5	8	(6)	(29)	–	11	(44)
	Recognized in OCI	–	–	(5)	–	(8)	62	4	53
	Other (2)	(1)	(1)	2	(1)	12	–	6	17
	Balance at end of year	$(158)	$(45)	$(8)	$(88)	$(54)	$24	$1	$(328)

Net deferred tax assets as at October 31, 2018									$558
Net deferred tax assets as at October 31, 2017									$697
Net deferred tax assets as at October 31, 2016									$750

(1)

The tax loss carryforwards include $38 million (2017: $18 million; 2016: $70 million) that relate to operating losses (of which $2 million relate to Canada and $36 million relate to the Caribbean) that expire in various years commencing in 2019.

(2)	Includes foreign currency translation adjustments.
(3)	Transition impact from the adoption of IFRS 9 at November 1, 2017 was nil.